Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012		Mar. 31, 2011
REVENUE
NET SALES	$ 16,917	$ 18,653	$ 72,692		$ 82,715
COST OF SALES
Materials	5,882	6,520	26,816		34,639
Payroll expenses	4,248	4,006	15,731		15,640
Rent	3,656	5,104	19,216		20,648
Total cost of sales	13,786	15,630	61,763		70,927
GROSS PROFIT	3,131	3,023	10,929		11,788
OPERATING EXPENSES:
Professional fees	3,270	0	13,318		825
General and administrative expenses	1,681	1,751	7,346		9,186
Total operating expenses	4,951	1,751	20,664		10,011
INCOME (LOSS) BEFORE INCOME TAXES	(1,820)	1,272	(9,735)		1,777
INCOME TAXES	0	0	0		0
NET INCOME (LOSS)	(1,820)	1,272	(9,735)	[1]	1,777
Pro Forma Financial Information:
Income (Loss) Before Income Taxes	(1,820)	1,272	(9,735)		1,777
Pro Forma Income Tax Provision	0	(432)	0		(604)
Pro Forma Net Income (Loss)	$ (1,820)	$ 840	$ (9,735)		$ 1,173
NET LOSS PER COMMON SHARE
- BASIC AND DILUTED:	$ 0.00	$ 0.00	$ 0.00		$ 0.00
Weighted common shares outstanding
- basic and diluted	10,530,000	10,000,000	10,065,062		10,000,000

[1]	Net income for the period from April 1, 2011 through January 30, 2012 was $3,301; Additional Net income (loss) for the period from April 1, 2011 to March 31, 2012 was $(13,036)